Commitments and Contingencies - Schedule of Future Lease Payments Under Capital Leases (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Six months ending December 31, 2016	$ 233,389	$ 402,906
2017	374,506	309,967
2018	80,103	15,563
2019	32,730
2020	2,836
Total payments	723,564	728,436
Less: portion representing interest	(11,827)	(43,772)
Principal portion	711,737	684,664
Less: unamortized deferred financing costs	(102,807)
Capital lease balance	608,930
Less: current maturities of capital lease obligations	(362,413)	(367,837)
Capital lease, net of current maturities	$ 246,517	$ 316,827